SCHEDULE Of PROPERTY AND EQUIPEMENT, NET (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Computers
Cost		$ 3	$ 3
Accumulated depreciation*		(1)	(1)
Balance, Net	$ 2	$ 2	$ 2